Subsequent Events	3 Months Ended
Mar. 31, 2014
Subsequent Events [Abstract]
Subsequent Events	15. Subsequent Events On June 3, 2014, the Company obtained stockholder approval to increase by 500,000 the shares reserved for future issuance under its 2013 equity incentive plan.